Shareholder Report, Holdings (Details) - C000030254	Dec. 31, 2024
03076C106 | Ameriprise Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	13.10%
437076102 | Home Depot, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	8.40%
594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	8.20%
46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	7.20%
060505104 | Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.10%
90353T100 | Uber Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
55825T103 | Madison Square Garden Sports Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.10%
254687106 | Walt Disney Company (The)
Holdings [Line Items]
Percent of Net Asset Value	3.90%
047726302 | Atlanta Braves Holdings, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	3.80%
064058100 | Bank of New York Mellon Corporation (The)
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Technology
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Communications
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	27.30%
Financials
Holdings [Line Items]
Percent of Net Asset Value	29.00%
InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	97.50%
InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.50%